GENERAL (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 21, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,166
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	457
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	386
Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 323